SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SHORT-TERM BANK BORROWINGS

8. SHORT-TERM BANK BORROWINGS

On January 10, 2023, GZZDH borrowed $2,818(RMB20,000)  from China Construction Bank with a loan term of one year and an annualized interest rate of 4%. The loan is unsecured.